General Information (Detail) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees	2,158	2,215
Average number of employees	2,256	2,221
Enel S.p.A. [member]
Disclosure Of General Information About Financial Statements [Line Items]
Ownership interest	64.93%